Columbia Large Cap Index Fund
Third Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Large Cap Index Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 8.7%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	513,161	11,884,808
Verizon Communications, Inc.	301,267	13,358,179
Total		25,242,987
Entertainment 1.4%
Electronic Arts, Inc.	17,206	2,816,106
Live Nation Entertainment, Inc.(a)	11,209	1,549,644
Netflix, Inc.(a)	30,714	27,237,482
Take-Two Interactive Software, Inc.(a)	11,666	2,197,641
Walt Disney Co. (The)	129,795	15,247,019
Warner Bros Discovery, Inc.(a)	159,685	1,673,499
Total		50,721,391
Interactive Media & Services 5.9%
Alphabet, Inc., Class A	419,318	70,843,776
Alphabet, Inc., Class C	343,749	58,605,767
Match Group, Inc.(a)	18,457	604,282
Meta Platforms, Inc., Class A	156,356	89,798,378
Total		219,852,203
Media 0.5%
Charter Communications, Inc., Class A(a)	6,947	2,757,716
Comcast Corp., Class A	276,472	11,940,826
Fox Corp., Class A	16,078	757,595
Fox Corp., Class B	9,441	422,296
Interpublic Group of Companies, Inc. (The)	26,880	828,173
News Corp., Class A	27,076	794,680
News Corp., Class B	8,033	257,779
Omnicom Group, Inc.	14,002	1,467,690
Paramount Global, Class B	42,562	461,798
Total		19,688,553
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	35,073	8,660,927
Total Communication Services		324,166,061
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 10.6%
Automobile Components 0.0%
Aptiv PLC(a)	19,020	1,056,181
BorgWarner, Inc.	16,301	559,450
Total		1,615,631
Automobiles 2.0%
Ford Motor Co.	279,430	3,110,056
General Motors Co.	80,437	4,471,493
Tesla, Inc.(a)	198,572	68,539,111
Total		76,120,660
Broadline Retail 3.8%
Amazon.com, Inc.(a)	668,522	138,979,039
eBay, Inc.	34,997	2,214,960
Total		141,193,999
Distributors 0.1%
Genuine Parts Co.	9,971	1,263,625
LKQ Corp.	18,841	740,263
Pool Corp.	2,738	1,032,472
Total		3,036,360
Hotels, Restaurants & Leisure 2.0%
Airbnb, Inc., Class A(a)	31,490	4,286,104
Booking Holdings, Inc.	2,400	12,484,752
Caesars Entertainment, Inc.(a)	15,483	595,941
Carnival Corp.(a)	72,299	1,838,564
Chipotle Mexican Grill, Inc.(a)	98,010	6,029,575
Darden Restaurants, Inc.	8,479	1,494,593
Domino’s Pizza, Inc.	2,503	1,191,904
Expedia Group, Inc.(a)	8,922	1,647,180
Hilton Worldwide Holdings, Inc.	17,637	4,469,921
Las Vegas Sands Corp.	25,299	1,342,365
Marriott International, Inc., Class A	16,722	4,834,163
McDonald’s Corp.	51,339	15,196,857
MGM Resorts International(a)	16,523	633,492
Norwegian Cruise Line Holdings Ltd.(a)	31,468	846,174
Royal Caribbean Cruises Ltd.	16,949	4,136,573
Starbucks Corp.	81,101	8,309,608

Columbia Large Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wynn Resorts Ltd.	6,693	631,685
Yum! Brands, Inc.	20,123	2,795,890
Total		72,765,341
Household Durables 0.4%
D.R. Horton, Inc.	21,001	3,544,549
Garmin Ltd.	11,005	2,339,663
Lennar Corp., Class A	17,298	3,016,598
Mohawk Industries, Inc.(a)	3,749	520,474
NVR, Inc.(a)	221	2,041,063
PulteGroup, Inc.	14,852	2,009,030
Total		13,471,377
Leisure Products 0.0%
Hasbro, Inc.	9,379	611,042
Specialty Retail 1.9%
AutoZone, Inc.(a)	1,222	3,873,178
Best Buy Co., Inc.	14,049	1,264,410
CarMax, Inc.(a)	11,171	938,029
Home Depot, Inc. (The)	70,968	30,454,498
Lowe’s Companies, Inc.	40,782	11,110,240
O’Reilly Automotive, Inc.(a)	4,151	5,160,606
Ross Stores, Inc.	23,873	3,697,211
TJX Companies, Inc. (The)	80,883	10,166,184
Tractor Supply Co.	7,719	2,189,649
Ulta Beauty, Inc.(a)	3,415	1,320,376
Total		70,174,381
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp.(a)	10,911	2,138,120
lululemon athletica, Inc.(a)	8,231	2,639,352
NIKE, Inc., Class B	85,987	6,773,196
Ralph Lauren Corp.	2,867	663,424
Tapestry, Inc.	16,477	1,026,188
Total		13,240,280
Total Consumer Discretionary		392,229,071
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.6%
Beverages 1.2%
Brown-Forman Corp., Class B	13,120	552,090
Coca-Cola Co. (The)	277,604	17,788,864
Constellation Brands, Inc., Class A	11,214	2,702,013
Keurig Dr. Pepper, Inc.	80,534	2,629,435
Molson Coors Beverage Co., Class B	12,574	780,342
Monster Beverage Corp.(a)	50,475	2,782,687
PepsiCo, Inc.	98,304	16,067,789
Total		43,303,220
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	31,728	30,835,809
Dollar General Corp.	15,738	1,216,075
Dollar Tree, Inc.(a)	14,460	1,030,564
Kroger Co. (The)	47,525	2,902,827
Sysco Corp.	35,194	2,713,809
Target Corp.	33,111	4,380,916
Walgreens Boots Alliance, Inc.	51,280	462,546
Walmart, Inc.	310,857	28,754,273
Total		72,296,819
Food Products 0.6%
Archer-Daniels-Midland Co.	34,220	1,868,412
Bunge Global SA	10,137	909,694
Campbell’s Co. (The)	14,101	651,466
ConAgra Foods, Inc.	34,285	944,552
General Mills, Inc.	39,836	2,639,533
Hershey Co. (The)	10,569	1,861,518
Hormel Foods Corp.	20,798	674,479
JM Smucker Co. (The)	7,617	897,207
Kellanova	19,201	1,560,849
Kraft Heinz Co. (The)	63,168	2,019,481
Lamb Weston Holdings, Inc.	10,283	794,259
McCormick & Co., Inc.	18,037	1,414,281
Mondelez International, Inc., Class A	95,600	6,209,220
Tyson Foods, Inc., Class A	20,455	1,319,348
Total		23,764,299
Columbia Large Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.2%
Church & Dwight Co., Inc.	17,521	1,929,588
Clorox Co. (The)	8,865	1,481,962
Colgate-Palmolive Co.	58,478	5,650,729
Kimberly-Clark Corp.	24,104	3,358,892
Procter & Gamble Co. (The)	168,475	30,200,829
Total		42,622,000
Personal Care Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	16,677	1,202,745
Kenvue, Inc.	137,064	3,300,501
Total		4,503,246
Tobacco 0.6%
Altria Group, Inc.	122,111	7,050,689
Philip Morris International, Inc.	111,274	14,806,119
Total		21,856,808
Total Consumer Staples		208,346,392
Energy 3.4%
Energy Equipment & Services 0.3%
Baker Hughes Co.	71,097	3,124,713
Halliburton Co.	63,182	2,012,979
Schlumberger NV	101,627	4,465,490
Total		9,603,182
Oil, Gas & Consumable Fuels 3.1%
APA Corp.	26,473	599,613
Chevron Corp.	121,730	19,711,739
ConocoPhillips Co.	93,318	10,110,036
Coterra Energy, Inc.	52,909	1,413,729
Devon Energy Corp.	44,816	1,700,767
Diamondback Energy, Inc.	13,408	2,381,127
EOG Resources, Inc.	40,693	5,422,749
EQT Corp.	42,513	1,931,791
Exxon Mobil Corp.(b)	317,964	37,507,033
Hess Corp.	19,781	2,911,368
Kinder Morgan, Inc.	138,193	3,906,716
Marathon Petroleum Corp.	23,953	3,740,261
Occidental Petroleum Corp.	48,189	2,437,400
ONEOK, Inc.	41,801	4,748,594
Phillips 66	29,956	4,013,505
Common Stocks (continued)
Issuer	Shares	Value ($)
Targa Resources Corp.	15,679	3,203,220
Texas Pacific Land Corp.	1,348	2,156,921
Valero Energy Corp.	22,930	3,189,104
Williams Companies, Inc. (The)	87,237	5,105,109
Total		116,190,782
Total Energy		125,793,964
Financials 13.7%
Banks 3.5%
Bank of America Corp.	483,143	22,954,124
Citigroup, Inc.	136,537	9,676,377
Citizens Financial Group, Inc.	32,084	1,544,524
Fifth Third Bancorp	48,437	2,327,882
Huntington Bancshares, Inc.	103,948	1,872,103
JPMorgan Chase & Co.	203,624	50,848,985
KeyCorp	66,424	1,293,940
M&T Bank Corp.	11,952	2,629,321
PNC Financial Services Group, Inc. (The)	28,448	6,108,355
Regions Financial Corp.	65,494	1,785,366
Truist Financial Corp.	95,839	4,569,604
U.S. Bancorp	111,679	5,951,374
Wells Fargo & Co.	243,601	18,555,088
Total		130,117,043
Capital Markets 3.2%
Ameriprise Financial, Inc.(c)	7,027	4,033,287
Bank of New York Mellon Corp. (The)	52,815	4,323,964
Blackrock, Inc.	9,965	10,192,202
Blackstone, Inc.	51,535	9,847,823
Cboe Global Markets, Inc.	7,488	1,616,285
Charles Schwab Corp. (The)	106,915	8,848,286
CME Group, Inc.	25,771	6,133,498
FactSet Research Systems, Inc.	2,722	1,335,604
Franklin Resources, Inc.	22,083	502,609
Goldman Sachs Group, Inc. (The)	22,602	13,754,899
Intercontinental Exchange, Inc.	41,090	6,613,846
Invesco Ltd.	32,205	582,589
KKR & Co., Inc., Class A	48,267	7,861,246
MarketAxess Holdings, Inc.	2,702	698,980
Moody’s Corp.	11,208	5,603,776
Morgan Stanley	89,156	11,733,821

Columbia Large Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
MSCI, Inc.	5,629	3,431,607
Nasdaq, Inc.	29,616	2,457,832
Northern Trust Corp.	14,431	1,604,150
Raymond James Financial, Inc.	13,265	2,245,499
S&P Global, Inc.	22,916	11,973,842
State Street Corp.	21,371	2,105,257
T. Rowe Price Group, Inc.	15,930	1,972,771
Total		119,473,673
Consumer Finance 0.6%
American Express Co.	40,194	12,246,308
Capital One Financial Corp.	27,329	5,247,441
Discover Financial Services	17,968	3,277,902
Synchrony Financial	28,286	1,909,871
Total		22,681,522
Financial Services 4.2%
Berkshire Hathaway, Inc., Class B(a)	131,097	63,322,473
Corpay, Inc.(a)	4,969	1,894,083
Fidelity National Information Services, Inc.	39,045	3,330,538
Fiserv, Inc.(a)	41,203	9,104,215
Global Payments, Inc.	18,210	2,166,262
Jack Henry & Associates, Inc.	5,217	919,131
MasterCard, Inc., Class A	59,047	31,468,508
PayPal Holdings, Inc.(a)	73,166	6,348,614
Visa, Inc., Class A	119,550	37,667,814
Total		156,221,638
Insurance 2.2%
Aflac, Inc.	36,072	4,112,208
Allstate Corp. (The)	18,897	3,919,049
American International Group, Inc.	46,086	3,543,092
Aon PLC, Class A	15,548	6,087,664
Arch Capital Group Ltd.	26,805	2,699,800
Arthur J Gallagher & Co.	15,681	4,896,235
Assurant, Inc.	3,707	841,860
Brown & Brown, Inc.	16,945	1,916,479
Chubb Ltd.	26,885	7,762,506
Cincinnati Financial Corp.	11,181	1,787,059
Erie Indemnity Co., Class A	1,785	786,400
Everest Group Ltd.	3,098	1,200,661
Common Stocks (continued)
Issuer	Shares	Value ($)
Globe Life, Inc.	6,428	715,051
Hartford Financial Services Group, Inc. (The)	20,970	2,585,811
Loews Corp.	13,040	1,130,959
Marsh & McLennan Companies, Inc.	35,194	8,208,297
MetLife, Inc.	42,101	3,714,571
Principal Financial Group, Inc.	15,248	1,327,948
Progressive Corp. (The)	41,916	11,270,374
Prudential Financial, Inc.	25,550	3,306,425
Travelers Companies, Inc. (The)	16,313	4,339,910
Willis Towers Watson PLC	7,268	2,340,296
WR Berkley Corp.	21,516	1,388,858
Total		79,881,513
Total Financials		508,375,389
Health Care 10.4%
Biotechnology 1.6%
AbbVie, Inc.	126,413	23,124,730
Amgen, Inc.	38,456	10,878,049
Biogen, Inc.(a)	10,425	1,674,568
Gilead Sciences, Inc.	89,102	8,249,063
Incyte Corp.(a)	11,440	853,310
Moderna, Inc.(a)	24,209	1,042,439
Regeneron Pharmaceuticals, Inc.(a)	7,595	5,697,921
Vertex Pharmaceuticals, Inc.(a)	18,472	8,647,297
Total		60,167,377
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	124,521	14,789,359
Align Technology, Inc.(a)	5,025	1,169,669
Baxter International, Inc.	36,512	1,230,820
Becton Dickinson & Co.	20,686	4,590,223
Boston Scientific Corp.(a)	105,393	9,554,929
Cooper Cos, Inc. (The)(a)	14,251	1,488,660
DexCom, Inc.(a)	28,679	2,236,675
Edwards Lifesciences Corp.(a)	43,113	3,076,113
GE HealthCare Technologies, Inc.	32,682	2,719,796
Hologic, Inc.(a)	16,623	1,321,529
IDEXX Laboratories, Inc.(a)	5,891	2,484,529
Insulet Corp.(a)	5,019	1,338,969
Intuitive Surgical, Inc.(a)	25,386	13,759,212
Medtronic PLC	91,794	7,943,853
Columbia Large Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ResMed, Inc.	10,515	2,618,445
Solventum Corp.(a)	9,889	707,162
STERIS PLC	7,057	1,545,906
Stryker Corp.	24,538	9,622,577
Teleflex, Inc.	3,373	650,483
Zimmer Biomet Holdings, Inc.	14,575	1,633,858
Total		84,482,767
Health Care Providers & Services 2.3%
Cardinal Health, Inc.	17,452	2,133,333
Cencora, Inc.	12,485	3,140,602
Centene Corp.(a)	37,647	2,258,820
Cigna Group (The)	20,007	6,758,365
CVS Health Corp.	90,031	5,388,355
DaVita, Inc.(a)	3,302	548,693
Elevance Health, Inc.	16,596	6,753,908
HCA Healthcare, Inc.	13,298	4,351,372
Henry Schein, Inc.(a)	9,068	698,689
Humana, Inc.	8,617	2,553,906
Labcorp Holdings, Inc.	6,009	1,449,130
McKesson Corp.	9,280	5,832,480
Molina Healthcare, Inc.(a)	4,194	1,249,393
Quest Diagnostics, Inc.	7,966	1,295,750
UnitedHealth Group, Inc.	66,087	40,326,287
Universal Health Services, Inc., Class B	4,256	872,480
Total		85,611,563
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	20,881	2,880,952
Bio-Techne Corp.	11,278	849,910
Charles River Laboratories International, Inc.(a)	3,695	735,527
Danaher Corp.	46,002	11,026,219
IQVIA Holdings, Inc.(a)	12,395	2,489,412
Mettler-Toledo International, Inc.(a)	1,518	1,899,322
Revvity, Inc.	8,828	1,025,284
Thermo Fisher Scientific, Inc.	27,339	14,479,554
Waters Corp.(a)	4,249	1,634,675
West Pharmaceutical Services, Inc.	5,192	1,690,930
Total		38,711,785
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.2%
Bristol-Myers Squibb Co.	145,097	8,592,644
Catalent, Inc.(a)	12,952	791,497
Eli Lilly & Co.	56,457	44,903,075
Johnson & Johnson	172,282	26,705,433
Merck & Co., Inc.	181,411	18,438,614
Pfizer, Inc.	405,555	10,629,597
Viatris, Inc.	85,417	1,118,108
Zoetis, Inc.	32,424	5,682,306
Total		116,861,274
Total Health Care		385,834,766
Industrials 8.5%
Aerospace & Defense 1.9%
Axon Enterprise, Inc.(a)	5,138	3,324,080
Boeing Co. (The)(a)	52,268	8,124,538
General Dynamics Corp.	18,456	5,241,689
General Electric Co.	77,602	14,135,980
Howmet Aerospace, Inc.	29,210	3,457,880
Huntington Ingalls Industries, Inc.	2,807	555,561
L3Harris Technologies, Inc.	13,577	3,343,336
Lockheed Martin Corp.	15,182	8,037,503
Northrop Grumman Corp.	9,839	4,817,666
RTX Corp.	95,204	11,598,703
Textron, Inc.	13,409	1,148,213
TransDigm Group, Inc.	4,016	5,031,928
Total		68,817,077
Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc.	8,393	886,133
Expeditors International of Washington, Inc.	10,100	1,228,564
FedEx Corp.	16,128	4,881,462
United Parcel Service, Inc., Class B	52,424	7,114,985
Total		14,111,144
Building Products 0.5%
Allegion PLC	6,236	878,278
AO Smith Corp.	8,585	639,497
Builders FirstSource, Inc.(a)	8,334	1,554,041
Carrier Global Corp.	60,086	4,648,854
Johnson Controls International PLC	47,808	4,009,179

Columbia Large Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Masco Corp.	15,620	1,258,347
Trane Technologies PLC	16,151	6,722,369
Total		19,710,565
Commercial Services & Supplies 0.6%
Cintas Corp.	24,520	5,536,371
Copart, Inc.(a)	62,671	3,972,715
Republic Services, Inc.	14,610	3,189,363
Rollins, Inc.	20,103	1,011,784
Veralto Corp.	17,685	1,913,340
Waste Management, Inc.	26,136	5,964,758
Total		21,588,331
Construction & Engineering 0.1%
Quanta Services, Inc.	10,545	3,632,963
Electrical Equipment 0.8%
AMETEK, Inc.	16,571	3,221,071
Eaton Corp. PLC	28,491	10,696,091
Emerson Electric Co.	40,987	5,434,876
GE Vernova, Inc.(a)	19,668	6,571,472
Generac Holdings, Inc.(a)	4,305	810,201
Hubbell, Inc.	3,842	1,767,666
Rockwell Automation, Inc.	8,121	2,396,832
Total		30,898,209
Ground Transportation 0.9%
CSX Corp.	138,752	5,071,386
JB Hunt Transport Services, Inc.	5,766	1,090,408
Norfolk Southern Corp.	16,181	4,463,529
Old Dominion Freight Line, Inc.	13,496	3,038,489
Uber Technologies, Inc.(a)	150,360	10,819,906
Union Pacific Corp.	43,599	10,666,931
Total		35,150,649
Industrial Conglomerates 0.4%
3M Co.	39,316	5,249,865
Honeywell International, Inc.	46,604	10,855,470
Total		16,105,335
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.7%
Caterpillar, Inc.	34,703	14,093,235
Cummins, Inc.	9,809	3,678,768
Deere & Co.	18,342	8,545,538
Dover Corp.	9,837	2,025,438
Fortive Corp.	25,073	1,989,041
IDEX Corp.	5,418	1,249,553
Illinois Tool Works, Inc.	19,337	5,366,404
Ingersoll Rand, Inc.	28,878	3,008,221
Nordson Corp.	3,893	1,016,034
Otis Worldwide Corp.	28,666	2,952,025
PACCAR, Inc.	37,518	4,389,606
Parker-Hannifin Corp.	9,199	6,465,977
Pentair PLC	11,844	1,290,878
Snap-On, Inc.	3,770	1,393,731
Stanley Black & Decker, Inc.	11,018	985,560
Westinghouse Air Brake Technologies Corp.	12,538	2,515,374
Xylem, Inc.	17,384	2,203,422
Total		63,168,805
Passenger Airlines 0.2%
Delta Air Lines, Inc.	45,893	2,928,891
Southwest Airlines Co.	42,880	1,387,597
United Airlines Holdings, Inc.(a)	23,535	2,278,894
Total		6,595,382
Professional Services 0.7%
Amentum Holdings, Inc.(a)	8,962	218,225
Automatic Data Processing, Inc.	29,187	8,958,366
Broadridge Financial Solutions, Inc.	8,353	1,971,475
Dayforce, Inc.(a)	11,315	905,087
Equifax, Inc.	8,856	2,316,375
Jacobs Solutions, Inc.	8,962	1,265,703
Leidos Holdings, Inc.	9,641	1,594,622
Paychex, Inc.	22,938	3,355,141
Paycom Software, Inc.	3,483	807,777
Verisk Analytics, Inc.	10,193	2,998,883
Total		24,391,654
Columbia Large Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.3%
Fastenal Co.	40,983	3,424,540
United Rentals, Inc.	4,766	4,127,356
W.W. Grainger, Inc.	3,180	3,832,981
Total		11,384,877
Total Industrials		315,554,991
Information Technology 30.8%
Communications Equipment 0.9%
Arista Networks, Inc.(a)	18,437	7,482,103
Cisco Systems, Inc.	288,334	17,072,256
F5, Inc.(a)	4,171	1,044,210
Juniper Networks, Inc.	23,558	846,203
Motorola Solutions, Inc.	11,941	5,966,918
Total		32,411,690
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	86,189	6,261,631
CDW Corp.	9,559	1,681,715
Corning, Inc.	55,117	2,682,544
Jabil, Inc.	8,119	1,102,804
Keysight Technologies, Inc.(a)	12,491	2,133,962
TE Connectivity PLC	21,751	3,287,011
Teledyne Technologies, Inc.(a)	3,348	1,624,650
Trimble Navigation Ltd.(a)	17,477	1,275,297
Zebra Technologies Corp., Class A(a)	3,691	1,502,237
Total		21,551,851
IT Services 1.1%
Accenture PLC, Class A	44,828	16,244,323
Akamai Technologies, Inc.(a)	10,844	1,019,553
Cognizant Technology Solutions Corp., Class A	35,473	2,855,222
EPAM Systems, Inc.(a)	4,075	993,974
Gartner, Inc.(a)	5,515	2,856,384
GoDaddy, Inc., Class A(a)	10,090	1,993,481
International Business Machines Corp.	65,925	14,992,004
VeriSign, Inc.(a)	6,007	1,124,390
Total		42,079,331
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 10.8%
Advanced Micro Devices, Inc.(a)	115,831	15,889,117
Analog Devices, Inc.	35,513	7,743,610
Applied Materials, Inc.	59,256	10,352,616
Broadcom, Inc.	333,141	53,995,493
Enphase Energy, Inc.(a)	9,691	691,453
First Solar, Inc.(a)	7,661	1,526,607
Intel Corp.	305,382	7,344,437
KLA Corp.	9,620	6,224,429
Lam Research Corp.	93,308	6,893,595
Microchip Technology, Inc.	38,397	2,617,524
Micron Technology, Inc.	79,357	7,773,018
Monolithic Power Systems, Inc.	3,490	1,981,064
NVIDIA Corp.	1,760,574	243,399,356
NXP Semiconductors NV	18,230	4,181,415
ON Semiconductor Corp.(a)	30,657	2,180,326
Qorvo, Inc.(a)	6,789	468,780
QUALCOMM, Inc.	79,727	12,639,121
Skyworks Solutions, Inc.	11,430	1,001,154
Teradyne, Inc.	11,678	1,284,580
Texas Instruments, Inc.	65,345	13,136,305
Total		401,324,000
Software 10.1%
Adobe, Inc.(a)	31,734	16,372,523
ANSYS, Inc.(a)	6,254	2,195,779
Autodesk, Inc.(a)	15,419	4,500,806
Cadence Design Systems, Inc.(a)	19,596	6,012,249
Crowdstrike Holdings, Inc., Class A(a)	16,523	5,716,462
Fair Isaac Corp.(a)	1,755	4,168,178
Fortinet, Inc.(a)	45,437	4,318,787
Gen Digital, Inc.	38,765	1,195,900
Intuit, Inc.	20,006	12,838,450
Microsoft Corp.(b)	531,968	225,267,169
Oracle Corp.	114,394	21,144,587
Palantir Technologies, Inc., Class A(a)	144,123	9,667,771
Palo Alto Networks, Inc.(a)	23,174	8,987,341
PTC, Inc.(a)	8,598	1,720,116
Roper Technologies, Inc.	7,672	4,345,728
Salesforce, Inc.	69,350	22,884,807

Columbia Large Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ServiceNow, Inc.(a)	14,742	15,470,844
Synopsys, Inc.(a)	10,965	6,123,843
Tyler Technologies, Inc.(a)	3,055	1,922,114
Total		374,853,454
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.	1,088,131	258,246,130
Dell Technologies, Inc.	20,589	2,626,951
Hewlett Packard Enterprise Co.	93,015	1,973,778
HP, Inc.	70,033	2,481,269
NetApp, Inc.	14,712	1,804,280
Seagate Technology Holdings PLC	15,029	1,522,889
Super Micro Computer, Inc.(a)	36,041	1,176,378
Western Digital Corp.(a)	23,369	1,705,703
Total		271,537,378
Total Information Technology		1,143,757,704
Materials 2.1%
Chemicals 1.4%
Air Products & Chemicals, Inc.	15,911	5,319,525
Albemarle Corp.	8,412	905,972
Celanese Corp., Class A	7,820	572,502
CF Industries Holdings, Inc.	12,912	1,157,690
Corteva, Inc.	49,543	3,083,556
Dow, Inc.	50,164	2,217,750
DuPont de Nemours, Inc.	29,879	2,497,586
Eastman Chemical Co.	8,367	876,192
Ecolab, Inc.	18,124	4,508,708
FMC Corp.	8,933	527,851
International Flavors & Fragrances, Inc.	18,297	1,671,614
Linde PLC	34,404	15,859,900
LyondellBasell Industries NV, Class A	18,612	1,551,124
Mosaic Co. (The)	22,804	603,394
PPG Industries, Inc.	16,697	2,076,606
Sherwin-Williams Co. (The)	16,609	6,600,417
Total		50,030,387
Construction Materials 0.2%
Martin Marietta Materials, Inc.	4,374	2,624,400
Vulcan Materials Co.	9,451	2,723,117
Total		5,347,517
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.2%
Amcor PLC	103,440	1,100,601
Avery Dennison Corp.	5,763	1,186,890
Ball Corp.	21,726	1,350,488
International Paper Co.	24,861	1,462,573
Packaging Corp. of America	6,381	1,587,912
Smurfit WestRock PLC	35,310	1,942,756
Total		8,631,220
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	102,834	4,545,263
Newmont Corp.	82,119	3,444,071
Nucor Corp.	16,985	2,627,409
Steel Dynamics, Inc.	10,271	1,492,068
Total		12,108,811
Total Materials		76,117,935
Real Estate 2.2%
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	11,142	1,228,183
Healthpeak Properties, Inc.	50,369	1,107,614
Ventas, Inc.	29,568	1,894,422
Welltower, Inc.	41,416	5,722,863
Total		9,953,082
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	50,273	926,029
Industrial REITs 0.2%
Prologis, Inc.	66,266	7,738,544
Office REITs 0.0%
BXP, Inc.	10,398	852,532
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	21,558	3,017,904
CoStar Group, Inc.(a)	29,329	2,385,621
Total		5,403,525
Residential REITs 0.3%
AvalonBay Communities, Inc.	10,165	2,392,333
Camden Property Trust	7,632	960,105
Equity Residential	24,418	1,871,884
Essex Property Trust, Inc.	4,595	1,426,564
Columbia Large Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Invitation Homes, Inc.	40,773	1,396,475
Mid-America Apartment Communities, Inc.	8,365	1,373,198
UDR, Inc.	21,480	985,073
Total		10,405,632
Retail REITs 0.3%
Federal Realty Investment Trust	5,384	628,044
Kimco Realty Corp.	48,245	1,233,625
Realty Income Corp.	62,326	3,608,052
Regency Centers Corp.	11,690	883,647
Simon Property Group, Inc.	21,934	4,027,082
Total		10,380,450
Specialized REITs 1.0%
American Tower Corp.	33,428	6,986,452
Crown Castle, Inc.	31,101	3,304,481
Digital Realty Trust, Inc.	22,027	4,310,464
Equinix, Inc.	6,795	6,669,156
Extra Space Storage, Inc.	15,167	2,592,950
Iron Mountain, Inc.	20,993	2,596,204
Public Storage	11,273	3,923,568
SBA Communications Corp.	7,691	1,740,089
VICI Properties, Inc.	74,944	2,443,924
Weyerhaeuser Co.	52,053	1,679,230
Total		36,246,518
Total Real Estate		81,906,312
Utilities 2.4%
Electric Utilities 1.6%
Alliant Energy Corp.	18,358	1,160,226
American Electric Power Co., Inc.	38,083	3,802,968
Constellation Energy Corp.	22,379	5,741,556
Duke Energy Corp.	55,251	6,467,130
Edison International	27,638	2,425,234
Entergy Corp.	15,302	2,389,713
Evergy, Inc.	16,458	1,063,681
Eversource Energy	25,577	1,649,461
Exelon Corp.	71,569	2,831,270
FirstEnergy Corp.	36,684	1,560,904
NextEra Energy, Inc.	147,038	11,567,479
NRG Energy, Inc.	14,770	1,500,780
Common Stocks (continued)
Issuer	Shares	Value ($)
PG&E Corp.	152,974	3,308,828
Pinnacle West Capital Corp.	8,127	761,500
PPL Corp.	52,799	1,844,269
Southern Co. (The)	78,255	6,974,868
Xcel Energy, Inc.	39,900	2,895,144
Total		57,945,011
Gas Utilities 0.0%
Atmos Energy Corp.	11,110	1,681,165
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	50,879	663,462
Vistra Corp.	24,589	3,930,306
Total		4,593,768
Multi-Utilities 0.6%
Ameren Corp.	19,097	1,802,566
CenterPoint Energy, Inc.	46,643	1,521,495
CMS Energy Corp.	21,379	1,490,330
Consolidated Edison, Inc.	24,751	2,489,703
Dominion Energy, Inc.	60,042	3,527,467
DTE Energy Co.	14,815	1,863,431
NiSource, Inc.	32,099	1,222,651
Public Service Enterprise Group, Inc.	35,652	3,361,983
Sempra	45,313	4,244,469
WEC Energy Group, Inc.	22,622	2,285,953
Total		23,810,048
Water Utilities 0.1%
American Water Works Co., Inc.	13,947	1,909,902
Total Utilities		89,939,894
Total Common Stocks (Cost $726,053,433)		3,652,022,479

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(c),(d)	57,190,393	57,178,955
Total Money Market Funds (Cost $57,174,655)		57,178,955
Total Investments in Securities (Cost: $783,228,088)		3,709,201,434
Other Assets & Liabilities, Net		1,252,978
Net Assets		3,710,454,412

Columbia Large Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Large Cap Index Fund, November 30, 2024 (Unaudited)
At November 30, 2024, securities and/or cash totaling $11,333,400 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	213	12/2024	USD	64,448,475	3,024,575	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	3,198,998	107,454	(124,610)	851,445	4,033,287	361,822	33,205	7,027
Columbia Short-Term Cash Fund, 4.802%
	29,254,110	516,833,397	(488,909,583)	1,031	57,178,955	(3,392)	1,867,208	57,190,393
Total	32,453,108			852,476	61,212,242	358,430	1,900,413

(d)	The rate shown is the seven-day current annualized yield at November 30, 2024.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Index Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT175_02_R01_(01/25)